Deferred grants (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Deferred Grants

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

At January 1	353,647	607,608	85,758
Received during the year	282,388	187,096	26,407
Released to consolidated statement of profit or loss	(28,427)	(117,976)	(16,651)

At December 31	607,608	676,728	95,514

Current (Note 24)	22,082	19,952	2,816
Non-current	585,526	656,776	92,698

	607,608	676,728	95,514